Business combinations during the period - Intangible asset (Details) € in Thousands	12 Months Ended
	Dec. 31, 2022 EUR (€) item	Jun. 21, 2022 EUR (€)
Business combinations during the period
Number of CD19- CAR-T | item	2
Goodwill	€ 69,813	€ 69,813
Net deferred tax liabilities related to intangible assets		23,300
Deferred tax liabilities, intangible assets		32,300
Deferred tax assets, intangible assets	9,000
Cell Point Acquisition
Business combinations during the period
Fair value at acquisition date		120,517
Goodwill	62,400	62,444
Cell Point Acquisition | Licenses, rights, technology and in process R&D | Lonza
Business combinations during the period
Fair value at acquisition date		89,700
Cell Point Acquisition | Licenses, rights, technology and in process R&D | Hypertrust
Business combinations during the period
Fair value at acquisition date		2,600
Cell Point Acquisition | CD19 CAR-T
Business combinations during the period
Fair value at acquisition date		28,200
AboundBio
Business combinations during the period
Fair value at acquisition date		4,053
Goodwill	€ 7,400	7,369
AboundBio | Licenses, rights, technology and in process R&D
Business combinations during the period
Fair value at acquisition date		€ 4,100